SHORT-TERM INVESTMENTS (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
SHORT-TERM INVESTMENTS
Aggregate cost basis	¥ 160,000,000		¥ 770,000,000
Gross unrealized holding gain	406,301		3,678,455
Aggregate fair value	160,406,301	$ 23,256,728	773,678,455
Gross unrealized holding losses	¥ 0		¥ 0